Shareholders' Equity (Details 4) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Warrants outstanding		2,859,978	2,386,463
Warrants outstanding and exercisable		2,859,978	2,386,463
November 1, 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[1]	97,496
Exercise price per warrant	[1]	$ 118.75
Warrants outstanding and exercisable	[1]	97,496
Contractual term	[1]	Nov. 01, 2021
November 20, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[2]	126,839
Exercise price per warrant	[2]	$ 7.5
Warrants outstanding and exercisable	[2]	126,839
Contractual term	[2]	Nov. 20, 2023
November 20, 2018 One [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[3]	106,680
Exercise price per warrant	[3]	$ 9.375
Warrants outstanding and exercisable	[3]	106,680
Contractual term	[3]	Nov. 15, 2023
February 25, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[4]	45,600
Exercise price per warrant	[4]	$ 7.187
Warrants outstanding and exercisable	[4]	45,600
Contractual term	[4]	Feb. 21, 2024
December 31, 2015 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[5]	4,771
Exercise price per warrant	[5]	$ 7.5
Warrants outstanding and exercisable	[5]	4,771
December 28, 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[6]	1,908
Exercise price per warrant	[6]	$ 7.5
Warrants outstanding and exercisable	[6]	1,908
April 5, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[7]	408,457
Exercise price per warrant	[7]	$ 5.14
Warrants outstanding and exercisable	[7]	408,457
Contractual term	[7]	Oct. 07, 2024
April 5, 2019 One [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[8]	49,015
Exercise price per warrant	[8]	$ 6.503
Warrants outstanding and exercisable	[8]	49,015
Contractual term	[8]	Apr. 03, 2024
June 5, 2019 and June 6, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[9]	1,464,665
Exercise price per warrant	[9]	$ 7.5
Warrants outstanding and exercisable	[9]	1,464,665
Contractual term	[9]	Jun. 05, 2024
June 5, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[10]	87,880
Exercise price per warrant	[10]	$ 9.375
Warrants outstanding and exercisable	[10]	87,880
Contractual term	[10]	Jun. 05, 2024
June 12, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[11]	416,667
Exercise price per warrant	[11]	$ 6
Warrants outstanding and exercisable	[11]	416,667
Contractual term	[11]	Dec. 12, 2024
June 10, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[12]	50,000
Exercise price per warrant	[12]	$ 7.5
Warrants outstanding and exercisable	[12]	50,000
Contractual term	[12]	Jun. 10, 2024
December 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[13],[14]		4,771
Exercise price per warrant	[13],[14]		$ 7.50
Warrants outstanding and exercisable	[13],[14]		4,771
November 1, 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[15]		97,496
Exercise price per warrant	[15]		$ 118.75
Warrants outstanding and exercisable	[15]		97,496
Contractual term	[15]		Nov. 01, 2021
December 28, 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[13],[16]		1,908
Exercise price per warrant	[13],[16]		$ 7.5
Warrants outstanding and exercisable	[13],[16]		1,908
November 20, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[17]		1,778,393
Exercise price per warrant	[17]		$ 7.5
Warrants outstanding and exercisable	[17]		1,778,393
Contractual term	[17]		Nov. 20, 2023
November 20, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[18]		106,680
Exercise price per warrant	[18]		$ 9.375
Warrants outstanding and exercisable	[18]		106,680
Contractual term	[18]		Nov. 15, 2023
November 20, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[19]		397,215
Exercise price per warrant	[19]		$ 0.25
Warrants outstanding and exercisable	[19]		397,215
Contractual term	[19]		Nov. 20, 2023

[1]	Represents warrants issued as part of our follow-on offering in November 2016. At any time, the board of directors may reduce the exercise price of the warrants to any amount and for any period of time it deems appropriate.
[2]	Represents common warrants that were issued as part of our follow-on offering in November 2018. As of September 30, 2019, warrants to purchase an aggregate 1,651,537 ordinary shares had been exercised.
[3]	Represents common warrants that were issued to the underwriters as compensation for their role in our follow-on offering in November 2018.
[4]	Represents warrants that were issued to the exclusive placement agent as compensation for its role in our follow-on offering in February 2019.
[5]	Represents warrants for ordinary shares issuable upon an exercise price of $7.5 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of September 30, 2019.
[6]	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.
[7]	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in April 2019.
[8]	Represents warrants that were issued to the placement agent as compensation for its role in our April 2019 registered direct offering.
[9]	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement on June 5, 2019 and June 6, 2019, respectively.
[10]	Represents warrants that were issued to the placement agent as compensation for its role in our June 2019 warrant exercise agreement and concurrent private placement of warrants.
[11]	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.
[12]	Represents warrants that were issued to the placement agent as compensation for its role in our June 2019 registered direct offering and concurrent private placement of warrants.
[13]	On November 20, 2018, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares (the ''Kreos Warrant Amendment''), which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241.00 to $7.50. See note 6.
[14]	Represents warrants for ordinary shares issuable upon an exercise price of $241.00 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited, or Kreos, in connection with a loan made by Kreos to us and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of us with or into, or the sale or license of all or substantially all the assets or shares of us to, any other entity or person, other than a wholly-owned subsidiary of us, excluding any transaction in which our shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2018.
[15]	Represents warrants issued as part of our follow-on offering in November 2016. The exercise price and the number of ordinary shares into which the warrants may be exercised are subject to adjustment upon certain corporate events, including stock splits, reverse stock splits, combinations, stock dividends, recapitalizations, reorganizations and certain other events. Our board of directors may also determine to make such adjustments to the exercise price and number of ordinary shares to be issued upon exercise based on similar events, including the granting of stock appreciation rights, phantom stock rights or other rights with equity features. At any time, the board of directors may reduce the exercise price of the warrants to any amount and for any period of time it deems appropriate.
[16]	Represents warrants in the amount of 1,908 ordinary shares that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.
[17]	Represents warrants in the amount of 1,778,393 ordinary shares that were issued as part of our follow-on offering in November 2018.
[18]	Represents warrants to purchase up to 106,680 ordinary shares that were issued to the underwriters as compensation for their role in our follow-on offering in November 2018.
[19]	Represents 1,050,372 pre-funded warrants with an exercise price of $0.25 per share. As of December 31, 2018, pre-funded warrants to purchase an aggregate 653,157 ordinary shares had been exercised.